Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

A summary of the notes payable activity during the six months ended June 30, 2017 is presented below:

	Related Party	Convertible		Other	Debt
	Notes	Notes		Notes	Discount	Total
Outstanding, December 31, 2016	$697,500	$390,000	[1]	$1,249,065	$(179,964)	$2,156,601
Issuances	-	350,000		618,000	-	968,000
Exchanges for equity	(97,500)	(50,000)		(203,750)	-	(351,250)
Conversions to equity	-	(233,750)		-	-	(233,750)
Repayments	(50,000)	-		(24,003)	-	(74,003)
Recognition of debt discount	-	-		-	(218,420)	(218,420)
Accretion of interest expense	-	-		8,500	80,864	89,364
Amortization of debt discount	-	-		-	216,909	216,909
Outstanding, June 30, 2017	$550,000	$456,250	[1]	$1,647,812	$(100,611)	$2,553,451

[1]	As of June 30, 2017 and December 31, 2016, a designated portion of convertible notes with an aggregate principal balance of $456,250 and $390,000, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $343,750 and $296,250 of principal into shares of common stock at June 30, 2017 and December 31, 2016, respectively, at the same conversion price.

Related Party Notes

As of June 30, 2017 and December 31, 2016, related party notes consisted of notes payable issued to certain directors of the Company and the Tuxis Trust (the “Trust”). A director and principal shareholder of the Company serves as the trustee of Trust, which was established for the benefit of his immediate family.

During the six months ended June 30, 2017, the Company and certain related party lenders agreed to exchange certain related party notes with an aggregate principal balance of $97,500 and aggregate accrued interest of $288 into an aggregate of 32,597 shares of common stock and immediately vested five-year warrants to purchase an aggregate of 32,597 shares of common stock at an exercise price of $4.00 per share. The common stock and warrants had an aggregate exchange date value of $118,328 and, as a result, the Company recorded a loss on extinguishment of notes payable of $20,540.

During the six months ended June 30, 2017, the Company repaid an aggregate principal amount of $50,000 of related party notes.

Convertible Notes

During the six months ended June 30, 2017, the Company issued lenders convertible notes in the aggregate principal amount of $350,000, which bear interest at a rate of 10% per annum payable at maturity. The convertible notes mature between dates in November 2017 to February 2018. Each payment of principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to between 50% to 60% of the fair market value of the Company’s stock, depending on the particular convertible note; however, in no event shall the conversion price be less than a price between $0.75 to $1.00 per share, depending on the particular convertible note. Should the Company elect to convert any of the note principal and respective accrued interest, the holder will have the right to accelerate the conversion of the remaining outstanding principal and accrued interest of the note at the same conversion price. The Company will recognize the beneficial conversion feature of the note as debt discount at the time the contingently adjustable conversion ratio is resolved. In connection with the issuance of these convertible notes, the Company issued a certain lender 8,000 shares of common stock and a certain other lender a five-year warrant to purchase 7,500 shares of common stock at an exercise price of $4.00 per share. The aggregate relative fair value of the common stock and warrants of $24,388 was recorded as an original issue discount and is being amortized over the terms of the respective notes.

During the six months ended June 30, 2017, the Company and a certain lender agreed to exchange a certain convertible note with a principal balance of $50,000 and accrued interest of $2,712 into 29,280 shares of common stock. The common stock had an exchange date value of $58,560 and, as a result, the Company recorded a loss on extinguishment of notes payable of $5,848.

During the six months ended June 30, 2017, the Company elected to convert certain convertible notes with an aggregate principal balance of $233,750 and aggregate accrued interest of $12,384 into an aggregate of 104,632 shares of common stock at conversion prices ranging from $1.96 to $2.77 per share.

Other Notes

During the six months ended June 30, 2017, the Company issued lenders other notes in the aggregate principal amount of $618,000 for aggregate gross proceeds of $525,000, and the difference of $93,000 has been recorded as an original issue discount and will be amortized over the terms of the respective notes. The other notes bear interest at rates between 0% to 10% per annum payable at maturity. The other notes matured or mature between dates in May 2017 to December 2017. In connection with the issuance of these other notes, the Company issued a certain lender 7,353 shares of common stock and certain other lenders five-year warrants to purchase an aggregate of 40,000 shares of common stock at an exercise price of $4.00 per share. The aggregate relative fair value of the common stock and warrants of $68,688 was recorded as an original issue discount and is being amortized over the terms of the respective notes.

During the six months ended June 30, 2017, the Company and certain lenders agreed to exchange certain other notes with an aggregate principal balance of $203,750 and aggregate accrued interest of $7,114 into an aggregate of 70,205 shares of common stock and immediately vested five-year warrants to purchase an aggregate of 63,205 shares of common stock at an exercise price of $4.00 per share. In addition, in consideration of the exchange by certain lenders, the Company agreed to extend the expiration dates of certain warrants held by the lenders for the purchase of an aggregate of 18,000 shares of common stock of the Company at an exercise price of $4.00 per share, from expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022. The common stock, warrants, and warrant modification (which represents the incremental value of the modified warrant as compared to the original warrant value, both valued as of the modification date) had an aggregate exchange date value of $244,414 and, as a result, the Company recorded a loss on extinguishment of notes payable of $33,550.

Other Notes – Continued

During the six months ended June 30, 2017, the Company and certain lenders agreed to extend other notes with an aggregate principal balance of $572,000, that were near or at maturity, to various dates through October 2017. In connection with one of the extensions, the Company issued the lender 2,500 shares of common stock. The issuance date fair value of the common stock of $5,000 has been recorded as a debt discount and is being amortized over the term of the note. In connection with the extensions, the Company issued certain lenders five-year, immediately vested warrants to purchase an aggregate of 18,000 shares of common stock at exercise prices ranging between $4.00 to $5.00 per share. The aggregate grant date fair value of the warrants of $26,940 has been recorded as debt discount and is being amortized over the term of the note. Additionally, in connection with one of the extensions, the Company incurred an extension fee in the amount $8,500 which was accreted as interest expense and added to the principal balance of the note.

During the six months ended June 30, 2017, the Company repaid an aggregate principal amount of $24,003 of other notes.

Note 7 – Notes Payable

A summary of the notes payable activity during the years ended December 31, 2016 and 2015 is presented below:

	Related Party	Convertible	Other	Debt
	Notes	Notes	Notes	Discount	Total
Outstanding, January 1, 2015	$4,410,937	$175,000	$1,265,559	$(113,257)	$5,738,239
Issuances	150,000	735,000 [1]	478,018 [1]	-	1,363,018
Indebtedness satisfied via settlement	-	-	(5,000)	-	(5,000)
Exchanges for equity	(4,410,937)	(266,667)	(877,873)	-	(5,555,477)
Conversions to equity	-	(223,333)	-	-	(223,333)
Repayments	-	-	(5,000)	-	(5,000)
Recognition of debt discount	-	-	-	(469,557)[1]	(469,557)
Accretion of interest expense	-	-	-	85,086 [1]	85,086
Amortization of debt discount	-	-	-	339,443	339,443
Recharacterization of accrued interest as principal	-	-	44,379 [2]	-	44,379
Outstanding, December 31, 2015	$150,000	$420,000 [3]	$900,083	$(158,285)	$1,311,798
Issuances	697,500	530,000	724,500 [1]	-	1,952,000
Indebtedness satisfied via settlement	-	-	-	-	-
Exchanges for equity	-	(235,000)	(49,018)	-	(284,018)
Conversion to equity	-	(325,000)	-	-	(325,000)
Repayments	(150,000)	-	(326,500)	-	(476,500)
Recognition of debt discount	-	-	-	(604,067)[1]	(604,067)
Accretion of interest expense	-	-	-	40,052 [1]	40,052
Amortization of debt discount	-	-	-	542,336	542,336
Outstanding, December 31, 2016	$697,500	$390,000 [3]	$1,249,065	$(179,964)	$2,156,601

Outstanding, December 31, 2015	$150,000	$420,000	$900,083	$(158,285)	$1,311,798
Less: current portion, December 31, 2015	(150,000)	(110,000)	(900,083)	150,286	(1,009,797)
Non-current portion, December 31, 2015 [4]	$-	$310,000	$-	$(7,999)	$302,001

Outstanding, December 31, 2016	$697,500	$390,000	$1,249,065	$(179,964)	$2,156,601
Less: current portion, December 31, 2016	(430,000)	(345,000)	(1,236,565)	152,720	(1,858,845)
Non-current portion, December 31, 2016 [4]	$267,500	$45,000	$12,500	$(27,244)	$297,756

[1]	During the years ended December 31, 2016 and 2015, notes with an aggregate principal amount of $432,000 and $538,018, respectively, bear no interest and were issued for cash consideration of $374,000 and $450,015, respectively. The difference between the principal amount of the notes and the cash received of $58,000 and $88,003, respectively, was recorded as debt discount and is being accreted to interest expense over the term of the notes. During the year ended December 31, 2015 the Company issued a note payable in the principal amount of $75,000 for a short-term advance from a related party in the amount of $65,000.

[2]	During the year ended December 31, 2015, in connection with the extension of certain notes payable, an aggregate of $44,379 of accrued interest was added to the aggregate principal balance of the notes.

[3]	As of December 31, 2016 and 2015, a designated portion of convertible notes with an aggregate principal balance of $390,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $296,250 and $197,500, respectively, of principal into shares of common stock.

[4]	As of December 31, 2016 and 2015, the Company reclassified principal in the aggregate amount of $297,756 and $302,001, respectively (net of debt discount of $27,244 and $7,999, respectively) and accrued interest in the aggregate amount of $7,681 and $11,011, respectively to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock and warrants subsequent to December 31, 2016 and 2015, respectively. See Note 11 – Subsequent Events for additional details regarding notes payable.

Related Party Notes

In May 2015, Cayman and a single entity (the “Bermuda Lender”) agreed to extend the maturity date of a note payable in the original principal amount of $500,000 (the “$500,000 Bermuda Lender Note”) (with an outstanding principal balance of $410,937) from May 7, 2015 to June 30, 2015 (the “New Maturity Date”). The Bermuda Lender waived any and all defaults under the $500,000 Bermuda Lender Note, including with respect to the failure by the Company to pay to the Bermuda Lender, pursuant to the $500,000 Bermuda Lender Note, the aggregate amount of $316,297 received by the Company from its research and development agreements.

In May 2015, the Company and the Bermuda Lender agreed to exchange the $500,000 Bermuda Lender Note and a note payable to the Bermuda Lender in the principal amount of $4,000,000 (with an aggregate principal amount of $4,410,937 and aggregate accrued interest of $69,436) for 746,730 shares of common stock with a grant date value of $3,733,645 and an immediately vested five-year warrant to purchase 186,682 shares of common stock at an exercise price of $15.00 per share with a grant date fair value of $672,056. In connection with the exchange, the Company extended the expiration date of a previously outstanding warrant to purchase 40,000 shares of common stock from December 31, 2015 to December 31, 2017 and recognized a warrant modification charge of $80,000, which represents the incremental value of the modified warrant and new warrant combined, as compared to the original warrant value, both valued as of the modification date. During the year ended December 31, 2015, the Company recognized a $5,327 loss on the extinguishment of notes payable in connection with the exchange for the shares of common stock and a warrant.

In October 2015, the Company borrowed $150,000 from an affiliate of the Bermuda Lender and issued to the affiliate a two month note in the principal amount of $150,000. The note provided for interest at a rate of 10% per annum and that, in the event that, prior to the maturity date, the Company received any proceeds from a public equity offering or monies in payment of an accounts receivable, then, the Company would be obligated to prepay the principal and interest on a dollar-for-dollar basis to the extent of such monies so received, but not to exceed the outstanding principal and interest balance of the note. The note was secured by a security interest in a patent held by the Company associated with its brown fat program. In December 2015, the Company and the affiliate of the Bermuda Lender extended the maturity date of the note to March 9, 2016. In connection with the extension, the Company reduced the exercise price of warrants to purchase an aggregate 239,182 shares of common stock held by the Bermuda Lender from $15.00 per share to $4.00 per share. As a result of the warrant modification, the Company recognized $98,739 of debt discount which will be amortized over the term of the note. In July 2016, the Company repaid the $150,000 outstanding balance of the note.

As of December 31, 2016 and 2015, the Bermuda Lender was a related party as a result of having in excess of a 10% beneficial ownership interest in the Company’s common stock.

On June 30, 2016, the Company borrowed $500,000 from Tuxis Trust (the “Trust”). A director and principal shareholder of the Company serves as a trustee of the Trust, which was established for the benefit of his immediate family. The promissory note evidencing the loan provides for the payment of the principal amount, together with interest at the rate of 10% per annum, on July 1, 2017. In the event that, prior to maturity, the Company receives net proceeds of $10,000,000 from a single equity or debt financing (as opposed to a series of related or unrelated financings), the Trust has the right to require that the Company prepay the amount due under the note (subject to the consent of the party that provided the particular financing). In consideration of the loan, the Company issued to the Trust a five-year, immediately vested warrant for the purchase of 40,000 shares of common stock of the Company at an exercise price of $4.00 per share. The $55,659 relative fair value of the warrant has been recorded as debt discount and will be amortized over the term of the note.

During the year ended December 31, 2016, the Company issued notes payable with an aggregate principal balance of $197,500 for aggregate cash consideration of $190,000 to directors of the Company. The notes mature on dates ranging from January 31, 2017 to February 5, 2017 and range from bearing no interest to 10% interest per annum, payable monthly. The $7,500 difference between the principal amount of the notes and the cash received was recorded as debt discount and is being amortized to interest expense over the term of notes. In connection with the note issuances, the Company (i) issued one of the directors a five-year, immediately vested warrant to purchase 8,000 shares of common stock at an exercise price of $4.00 per share and (ii) extended outstanding warrants held by a director to purchase an aggregate of 844,444 shares of common stock with exercise prices ranging from $4.50 to $5.00 per share from expiration dates ranging from November 2017 to March 2018 to a new expiration date of December 31, 2018. The $11,959 relative fair value of the issued warrant and the $55,028 relative fair value of the warrant modifications have been recorded as debt discount and are being amortized over the term of their respective notes.

See Note 10 – Stockholders’ Deficiency – Warrant and Option Valuation and Note 10 – Stockholders’ Deficiency – Stock Warrants regarding details for the valuation of warrants and the Black-Scholes valuation assumptions.

Convertible Notes

Issuances

During the year ended December 31, 2015, the Company issued convertible notes with an aggregate principal balance of $735,000 for aggregate cash consideration of $725,000. The convertible notes matured between July 2015 and June 2016 and accrued interest at rates ranging from 1% to 12% per annum payable at maturity. The $10,000 difference between the principal amount of the convertible notes and the cash received was recorded as debt discount and was amortized to interest expense over the term of the convertible notes. The convertible notes were convertible into shares of the Company’s common stock at the election of the Company during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 55% to 65% of the fair value of the Company’s common stock or (b) $2.00 or $3.00 per share depending on the note. With respect to $272,500 principal amount of the notes, in the event that the Company elected to convert a portion of the principal outstanding under the notes into common stock, the holder had the right to convert up to the remaining principal into shares of common stock at the conversion price. In connection with the issuance of the convertible notes, the Company issued five-year, immediately vested warrants to purchase an aggregate of 30,885 shares of common stock at exercise prices ranging from $5.00 to $10.00 per share. The aggregate relative fair value of the warrants of $90,018 has been recorded as debt discount and was amortized over the term of the convertible notes. See “Conversions, Exchanges, and Other” below.

During the year ended December 31, 2016, the Company issued convertible notes with an aggregate principal balance of $530,000 which mature on dates ranging from September 2016 to August 2017 and accrue interest at 10% per annum payable at maturity. The convertible notes are convertible into shares of the Company’s stock at the election of the Company during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 60% to 62% of the fair value of the Company’s common stock or (b) $0.75, $1.00, or $2.00 per share depending on the note, With respect to $296,250 principal amount of the notes, in the event that the Company elects to convert a portion of the principal outstanding under the notes into common stock, the holder will have the right to convert up to the remaining principal into shares of common stock at the conversion price. In connection with the issuance of convertible notes, the Company issued five-year, immediately vested warrants to purchase an aggregate of 33,750 shares of common stock at an exercise price of $4.00 per share. The aggregate relative fair value of the $53,150 has been recorded as debt discount and is being amortized over the term of the convertible notes.

Conversions, Exchanges and Other

During the year ended December 31, 2015, the Company elected to convert certain convertible notes with an aggregate principal balance of $223,333 and aggregate accrued interest of $15,175 into an aggregate of 53,595 shares of common stock at conversion prices ranging from $3.00 to $5.16 per share.

During the year ended December 31, 2015, the Company and certain lenders agreed to exchange certain convertible notes with an aggregate principal balance of $266,667, along with accrued and unpaid interest of $12,580, for an aggregate of 92,875 shares of common stock and immediately vested, five-year warrants to purchase an aggregate of 39,092 shares of common stock at an exercise price of $4.00 per share. The common stock and warrants had an aggregate grant date value of $288,060 and, as a result, the Company recorded a loss on extinguishment of $8,813.

During the year ended December 31, 2016, the Company elected to convert certain convertible notes with an aggregate principal balance of $325,000 and aggregate accrued interest of $16,751 into an aggregate of 137,006 shares of common stock at conversion prices ranging from $1.94 to $3.00 per share.

During the year ended December 31, 2016, the Company and certain lenders agreed to exchange certain convertible notes with an aggregate principal balance of $235,000, along with accrued and unpaid interest of $9,788, for an aggregate of 143,102 shares of common stock at prices ranging from $1.50 to $2.10 per share. The common stock had an aggregate issuance date value of $298,762 and, as a result, the Company recorded a loss on extinguishment of $53,974.

During the years ended December 31, 2016 and 2015, the contingently adjustable conversion ratio associated with certain convertible notes was resolved and such notes became convertible during the period. The Company estimated the intrinsic value of the embedded conversion option based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the convertible note. During the years ended December 31 2016 and 2015, the Company recognized $231,708 and $87,788, respectively, related to the beneficial conversion feature as debt discount which was immediately amortized.

As of December 31, 2016, the outstanding convertible notes have maturity dates ranging from February 2017 to August 2017 and predominantly bear interest at a rate of 10% per annum payable at maturity.

See Note 10 – Stockholders’ Deficiency – Warrant and Option Valuation and Note 10 – Stockholders’ Deficiency – Stock Warrants regarding details for the valuation of warrants and the Black-Scholes valuation assumptions.

Other Notes

Issuances

During the year ended December 31, 2015, the Company issued other notes payable with an aggregate principal amount of $478,018 for aggregate cash consideration of $400,015, including the issuance of a note payable in the principal amount of $75,000 for a short-term advance from a related party in the amount of $65,000. The notes issued had maturity dates between October 2015 and December 2015, bore no interest and the $78,003 difference between the aggregate principal amount of the notes and the cash received was recorded as debt discount and was amortized to interest expense over the term of the notes.

During the year ended December 31, 2016, the Company issued other notes payable with an aggregate principal amount of $724,500 for aggregate cash consideration of $674,000. The notes issued have maturity dates ranging from September 2016 to April 2017, interest rates ranging from bearing no interest to 10% per annum, payable at maturity, and the $58,000 difference between the principal amount of the notes and the cash received was recorded as debt discount and is being amortized to interest expense over the term of notes. In connection with the issuance of the notes, the Company issued five-year, immediately vested warrants to purchase an aggregate of 39,000 shares of common stock at an exercise price of $4.00 per share. The aggregate $61,767 relative fair value of the warrants has been recorded as debt discount and is being amortized over the term of the notes.

Exchanges and Other

During the year ended December 31, 2015, the Company and certain lenders agreed to exchange certain other notes with an aggregate principal balance of $877,873, along with accrued and unpaid interest of $82,701, for an aggregate of 188,632 shares of common stock and five-year warrants to purchase an aggregate of 111,358 shares of common stock at exercises ranging from $4.00 to $15.00 per share. The stock and warrants had an aggregate issuance date value of $982,112 and, as a result, the Company recorded a loss on extinguishment of $21,537.

During the year ended December 31, 2015, the Company extended certain other notes payable in the aggregate principal amount of $735,081 from maturity dates ranging from October 2015 to December 2015 to new maturity dates ranging from December 2015 to October 2016. In connection with the extension of other notes, the Company issued the lenders an aggregate of 10,000 shares of common stock and five-year warrants to purchase an aggregate of 37,500 shares of common stock at an exercise prices of $4.00 per share. The aggregate grant date fair value of the shares and warrants of $88,875 has been recorded as debt discount and was amortized over the terms of the notes. Additionally, in connection with a certain other note extension, the Company reduced the exercise price of warrants held by a certain lender to purchase an aggregate of 35,215 shares of common stock from $10.00 per share to $4.00 per share. In connection with the warrant modifications, the Company recognized $10,234 of deferred debt discount which was amortized over the term of the extended note.

During the year ended December 31, 2015, the Company repaid an aggregate principal balance of $5,000 related to certain other notes.

During the year ended December 31, 2015, the Company and a lender agreed that a certain other note payable held by the lender in the principal amount of $5,000 was to be extinguished in connection with the terms of a settlement agreement. See Note 9 – Commitments and Contingencies – Litigation for additional details.

During the year ended December 31, 2016, the Company and certain lenders agreed to exchange certain other notes with an aggregate principal balance of $49,018 for an aggregate of 23,925 shares of common stock at prices ranging from $1.25 to $2.45 per share. The common stock had an aggregate issuance date value of $53,831 and, as a result, the Company recorded a loss on extinguishment of $4,813.

During the year ended December 31, 2016, the Company and a lender agreed to multiple extensions of the maturity date of a non-interest bearing note payable in the original principal amount of $244,000 from February 5, 2016 to July 15, 2016. In connection with the extensions, the Company (i) paid the lender an aggregate of $111,000 of which $96,000 was repayment of the principal balance and $15,000 was a fee related to the extension which is reflected within interest expense in the consolidated statements of operations, (ii) the lender received 6,000 shares of common stock with a fair value of $13,500 which was recorded as debt discount and amortized over the term of the extension and (iii) the Company and the lender agreed to exchange principal in the amount of $10,000 into 8,000 shares of common stock (included within the exchanges discussed above). On July 15, 2016, the Company repaid the $138,000 outstanding principal balance.

During the year ended December 31, 2016, excluding amounts extended as discussed above, the Company extended notes payable with an aggregate principal balance of $567,063 from maturity dates within October 2015 to new maturity dates ranging from August 2016 to October 2017. In connection with one of the notes extended, the Company issued a five-year, immediately vested warrant to purchase 30,000 shares at an exercise price of $4.00 per share. The $52,800 relative fair value of the warrant has been recorded as debt discount and is being amortized over the term of the note. Additionally, outstanding warrants to purchase an aggregate of 60,215 shares of common stock with an exercise price of $4.00 and expiration dates ranging from June 2017 to December 2020 had their expiration dates extended to October 2021. In connection with the warrant modifications, the Company recognized $13,120 of deferred debt discount which is being amortized over the term of the extended note.

During the year ended December 31, 2016, excluding amounts repaid as discussed above, the Company repaid an aggregate principal amount of $92,500 of notes payable.

As of December 31, 2016, the outstanding other notes have maturity dates ranging from past due to October 1, 2017 and bear interest at rates ranging from 0% to 15% payable at maturity. The holder of one of the notes is entitled to five years of royalty payments associated with cosmetic revenues, as defined in the note, ranging from 2.0% to 4.0% of cosmetic revenues, depending on the year the cosmetic revenues are earned. Given that the Company has not yet generated any cosmetic revenues, no royalty payments have been earned.

See Note 10 – Stockholders’ Deficiency – Warrant and Option Valuation and Note 10 – Stockholders’ Deficiency – Stock Warrants regarding details for the valuation of warrants and the Black-Scholes valuation assumptions.